Distribution Date:	03/17/22	Wells Fargo Commercial Mortgage Trust 2015-LC20
Determination Date:	03/11/22
Next Distribution Date:	04/19/22
Record Date:	02/28/22	Wells Fargo Commercial Mortgage Trust
Series 2015-LC20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 1)	15-17		Trust Advisor		Trustadvisor@trimontrea.com
Mortgage Loan Detail (Part 2)	18-20		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	25		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	26-27		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	28
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989EAA5	1.471000%	30,186,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989EAB3	2.678000%	83,309,000.00	25,359,218.69	52,536.81	56,593.32	0.00	0.00	109,130.13	25,306,681.88	34.59%	30.00%
A-3	94989EAC1	3.086000%	43,133,000.00	43,133,000.00	0.00	110,923.70	0.00	0.00	110,923.70	43,133,000.00	34.59%	30.00%
A-4	94989EAD9	2.925000%	155,000,000.00	155,000,000.00	0.00	377,812.50	0.00	0.00	377,812.50	155,000,000.00	34.59%	30.00%
A-5	94989EAE7	3.184000%	215,903,000.00	215,903,000.00	0.00	572,862.63	0.00	0.00	572,862.63	215,903,000.00	34.59%	30.00%
A-SB	94989EAF4	2.978000%	53,206,000.00	32,376,700.97	1,155,799.19	80,348.18	0.00	0.00	1,236,147.37	31,220,901.78	34.59%	30.00%
A-S	94989EAG2	3.467000%	27,999,000.00	27,999,000.00	0.00	80,893.78	0.00	0.00	80,893.78	27,999,000.00	30.70%	26.63%
B	94989EAK3	3.719000%	50,815,000.00	50,815,000.00	0.00	157,484.15	0.00	0.00	157,484.15	50,815,000.00	23.64%	20.50%
C	94989EAL1	4.056000%	51,851,000.00	51,851,000.00	0.00	175,256.38	0.00	0.00	175,256.38	51,851,000.00	16.43%	14.25%
D	94989EAY3	4.366954%	44,593,000.00	44,593,000.00	0.00	162,279.66	0.00	0.00	162,279.66	44,593,000.00	10.23%	8.88%
E	94989EBA4	2.630000%	27,999,000.00	27,999,000.00	0.00	61,364.48	0.00	0.00	61,364.48	27,999,000.00	6.34%	5.50%
F	94989EBC0	2.630000%	14,519,000.00	14,519,000.00	0.00	31,820.81	0.00	0.00	31,820.81	14,519,000.00	4.32%	3.75%
G	94989EBE6	2.630000%	31,111,316.00	31,111,316.00	0.00	36,079.91	0.00	0.00	36,079.91	31,111,316.00	0.00%	0.00%
V	94989EBG1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989EBJ5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			829,624,318.00	720,659,235.66	1,208,336.00	1,903,719.50	0.00	0.00	3,112,055.50	719,450,899.66

X-A	94989EAH0	1.294905%	608,736,000.00	499,770,919.66	0.00	539,296.55	0.00	0.00	539,296.55	498,562,583.66
X-B	94989EAJ6	0.477754%	102,666,000.00	102,666,000.00	0.00	40,874.24	0.00	0.00	40,874.24	102,666,000.00
X-E	94989EAN7	1.736954%	27,999,000.00	27,999,000.00	0.00	40,527.49	0.00	0.00	40,527.49	27,999,000.00
X-F	94989EAQ0	1.736954%	14,519,000.00	14,519,000.00	0.00	21,015.70	0.00	0.00	21,015.70	14,519,000.00
X-G	94989EAS6	1.736954%	31,111,316.00	31,111,316.00	0.00	45,032.45	0.00	0.00	45,032.45	31,111,316.00
Notional SubTotal			785,031,316.00	676,066,235.66	0.00	686,746.43	0.00	0.00	686,746.43	674,857,899.66

Deal Distribution Total					1,208,336.00	2,590,465.93	0.00	0.00	3,798,801.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989EAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989EAB3	304.39950894	0.63062586	0.67931820	0.00000000	0.00000000	0.00000000	0.00000000	1.30994406	303.76888307
A-3	94989EAC1	1,000.00000000	0.00000000	2.57166671	0.00000000	0.00000000	0.00000000	0.00000000	2.57166671	1,000.00000000
A-4	94989EAD9	1,000.00000000	0.00000000	2.43750000	0.00000000	0.00000000	0.00000000	0.00000000	2.43750000	1,000.00000000
A-5	94989EAE7	1,000.00000000	0.00000000	2.65333335	0.00000000	0.00000000	0.00000000	0.00000000	2.65333335	1,000.00000000
A-SB	94989EAF4	608.51597508	21.72309871	1.51013382	0.00000000	0.00000000	0.00000000	0.00000000	23.23323253	586.79287637
A-S	94989EAG2	1,000.00000000	0.00000000	2.88916676	0.00000000	0.00000000	0.00000000	0.00000000	2.88916676	1,000.00000000
B	94989EAK3	1,000.00000000	0.00000000	3.09916658	0.00000000	0.00000000	0.00000000	0.00000000	3.09916658	1,000.00000000
C	94989EAL1	1,000.00000000	0.00000000	3.38000000	0.00000000	0.00000000	0.00000000	0.00000000	3.38000000	1,000.00000000
D	94989EAY3	1,000.00000000	0.00000000	3.63912856	0.00000000	0.00000000	0.00000000	0.00000000	3.63912856	1,000.00000000
E	94989EBA4	1,000.00000000	0.00000000	2.19166685	0.00000000	0.00000000	0.00000000	0.00000000	2.19166685	1,000.00000000
F	94989EBC0	1,000.00000000	0.00000000	2.19166678	0.00000000	0.00000000	0.00000000	0.00000000	2.19166678	1,000.00000000
G	94989EBE6	1,000.00000000	0.00000000	1.15970376	1.03196310	28.87092497	0.00000000	0.00000000	1.15970376	1,000.00000000
V	94989EBG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989EBJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989EAH0	820.99780473	0.00000000	0.88592846	0.00000000	0.00000000	0.00000000	0.00000000	0.88592846	819.01281288
X-B	94989EAJ6	1,000.00000000	0.00000000	0.39812830	0.00000000	0.00000000	0.00000000	0.00000000	0.39812830	1,000.00000000
X-E	94989EAN7	1,000.00000000	0.00000000	1.44746205	0.00000000	0.00000000	0.00000000	0.00000000	1.44746205	1,000.00000000
X-F	94989EAQ0	1,000.00000000	0.00000000	1.44746195	0.00000000	0.00000000	0.00000000	0.00000000	1.44746195	1,000.00000000
X-G	94989EAS6	1,000.00000000	0.00000000	1.44746207	0.00000000	0.00000000	0.00000000	0.00000000	1.44746207	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02/01/22 - 02/28/22	30	0.00	56,593.32	0.00	56,593.32	0.00	0.00	0.00	56,593.32	0.00
A-3	02/01/22 - 02/28/22	30	0.00	110,923.70	0.00	110,923.70	0.00	0.00	0.00	110,923.70	0.00
A-4	02/01/22 - 02/28/22	30	0.00	377,812.50	0.00	377,812.50	0.00	0.00	0.00	377,812.50	0.00
A-5	02/01/22 - 02/28/22	30	0.00	572,862.63	0.00	572,862.63	0.00	0.00	0.00	572,862.63	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	80,348.18	0.00	80,348.18	0.00	0.00	0.00	80,348.18	0.00
X-A	02/01/22 - 02/28/22	30	0.00	539,296.55	0.00	539,296.55	0.00	0.00	0.00	539,296.55	0.00
X-B	02/01/22 - 02/28/22	30	0.00	40,874.24	0.00	40,874.24	0.00	0.00	0.00	40,874.24	0.00
X-E	02/01/22 - 02/28/22	30	0.00	40,527.49	0.00	40,527.49	0.00	0.00	0.00	40,527.49	0.00
X-F	02/01/22 - 02/28/22	30	0.00	21,015.70	0.00	21,015.70	0.00	0.00	0.00	21,015.70	0.00
X-G	02/01/22 - 02/28/22	30	0.00	45,032.45	0.00	45,032.45	0.00	0.00	0.00	45,032.45	0.00
A-S	02/01/22 - 02/28/22	30	0.00	80,893.78	0.00	80,893.78	0.00	0.00	0.00	80,893.78	0.00
B	02/01/22 - 02/28/22	30	0.00	157,484.15	0.00	157,484.15	0.00	0.00	0.00	157,484.15	0.00
C	02/01/22 - 02/28/22	30	0.00	175,256.38	0.00	175,256.38	0.00	0.00	0.00	175,256.38	0.00
D	02/01/22 - 02/28/22	30	0.00	162,279.66	0.00	162,279.66	0.00	0.00	0.00	162,279.66	0.00
E	02/01/22 - 02/28/22	30	0.00	61,364.48	0.00	61,364.48	0.00	0.00	0.00	61,364.48	0.00
F	02/01/22 - 02/28/22	30	0.00	31,820.81	0.00	31,820.81	0.00	0.00	0.00	31,820.81	0.00
G	02/01/22 - 02/28/22	30	866,106.74	68,185.63	0.00	68,185.63	32,105.73	0.00	0.00	36,079.91	898,212.47
Totals			866,106.74	2,622,571.65	0.00	2,622,571.65	32,105.73	0.00	0.00	2,590,465.93	898,212.47

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989EAG2	3.467000%	27,999,000.00	27,999,000.00	0.00	80,893.78	0.00	0.00	80,893.78	27,999,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989EAK3	3.719000%	50,815,000.00	50,815,000.00	0.00	157,484.15	0.00	0.00	157,484.15	50,815,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989EAL1	4.056000%	51,851,000.00	51,851,000.00	0.00	175,256.38	0.00	0.00	175,256.38	51,851,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			130,665,000.03	130,665,000.00	0.00	413,634.31	0.00	0.00	413,634.31	130,665,000.00

Exchangeable Certificate Details
PEX	94989EAM9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 32

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 32

	Additional Information
Total Available Distribution Amount (1)	3,798,801.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,463,725.38	Master Servicing Fee	12,726.28
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,816.77
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	280.26
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	878.81
Extension Interest	0.00
Interest Reserve Withdrawal	175,758.47
Total Interest Collected	2,639,483.85	Total Fees	16,912.12

Principal		Expenses/Reimbursements
Scheduled Principal	1,208,336.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	2,013.02
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,092.80
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,208,336.00	Total Expenses/Reimbursements	32,105.82

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,590,465.93
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,208,336.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,798,801.93
Total Funds Collected	3,847,819.85	Total Funds Distributed	3,847,819.87

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	720,659,236.23	720,659,236.23	Beginning Certificate Balance	720,659,235.66
(-) Scheduled Principal Collections	1,208,336.00	1,208,336.00	(-) Principal Distributions	1,208,336.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	719,450,900.23	719,450,900.23	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	723,369,557.59	723,369,557.59	Ending Certificate Balance	719,450,899.66
Ending Actual Collateral Balance	722,307,605.11	722,307,605.11

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.57)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.57)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	191,769,399.78	26.65%	36	4.1373	NAP	Defeased	12	191,769,399.78	26.65%	36	4.1373	NAP
1,000,000 or less	4	2,977,000.00	0.41%	35	5.4411	1.866175	1.30 or less	9	163,813,492.02	22.77%	12	4.5358	0.350374
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	4,484,163.00	0.62%	35	4.8000	1.316100
2,000,001 to 3,000,000	6	14,885,610.27	2.07%	36	4.2358	2.277004	1.41 to 1.50	3	23,967,942.63	3.33%	36	4.6022	1.481038
3,000,001 to 4,000,000	2	7,079,037.51	0.98%	36	4.4225	1.852069	1.51 to 1.60	1	4,239,093.24	0.59%	36	4.4300	1.536900
4,000,001 to 5,000,000	9	40,397,866.04	5.62%	36	4.5073	2.428173	1.61 to 1.70	2	32,465,966.25	4.51%	35	4.6084	1.651026
5,000,001 to 6,000,000	3	17,256,485.46	2.40%	35	4.8079	1.886555	1.71 to 1.80	4	17,964,942.03	2.50%	36	4.5497	1.794362
6,000,001 to 7,000,000	3	20,185,758.05	2.81%	15	4.8275	1.002482	1.81 to 1.90	9	65,196,008.87	9.06%	36	4.3084	1.873558
7,000,001 to 8,000,000	4	29,976,917.74	4.17%	35	4.5097	1.978482	1.91 to 2.00	4	75,718,081.08	10.52%	34	4.5091	1.964886
8,000,001 to 9,000,000	2	17,298,547.88	2.40%	36	4.4642	1.911490	2.01 to 2.25	4	18,218,368.87	2.53%	35	4.4784	2.136799
9,000,001 to 10,000,000	2	19,293,222.13	2.68%	37	4.5818	1.654162	2.26 to 2.50	5	31,970,165.96	4.44%	35	4.5648	2.346888
10,000,001 to 15,000,000	6	74,027,923.72	10.29%	30	4.3837	2.204500	2.51 to 2.75	3	47,945,923.22	6.66%	36	4.4083	2.681096
15,000,001 to 20,000,000	3	51,970,327.85	7.22%	35	4.3918	1.817616	2.76 to 3.00	1	6,319,830.35	0.88%	35	5.4000	2.921300
20,000,001 to 30,000,000	3	75,633,927.38	10.51%	36	4.4624	0.802924	3.01 or greater	5	35,377,522.93	4.92%	36	4.1977	3.578676
30,000,001 to 50,000,000	3	95,018,540.99	13.21%	4	4.5275	0.868634	Totals	63	719,450,900.23	100.00%	30	4.3953	1.640652
50,000,001 or greater	1	61,680,335.43	8.57%	33	4.4500	1.961600
Totals	63	719,450,900.23	100.00%	30	4.3953	1.640652
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	17	191,769,399.78	26.65%	36	4.1373	NAP	South Dakota	1	1,877,892.04	0.26%	33	4.4500	1.961600
Alabama	4	7,268,723.61	1.01%	33	4.3778	2.074620	Tennessee	7	14,641,813.52	2.04%	33	4.4021	1.930633
Arizona	1	6,129,864.67	0.85%	36	4.0100	1.905800	Texas	2	4,868,756.41	0.68%	35	4.0340	2.315627
Arkansas	5	9,620,963.47	1.34%	33	4.4229	2.003999	Utah	2	12,767,656.01	1.77%	37	4.5273	1.828776
California	7	69,129,548.69	9.61%	36	4.3545	1.853601	Virginia	2	43,313,233.70	6.02%	(8)	4.7546	1.274436
Colorado	3	42,707,773.52	5.94%	27	4.6233	1.938553	Wisconsin	3	21,119,628.18	2.94%	35	4.7016	1.811095
Delaware	2	31,974,842.80	4.44%	0	4.6960	0.351000	Totals	116	719,450,900.23	100.00%	30	4.3953	1.640652
Florida	7	47,589,866.61	6.61%	36	4.3942	2.006361
									Property Type³
Georgia	4	14,829,704.29	2.06%	35	4.6386	2.394041
Illinois	3	12,397,399.67	1.72%	35	4.3520	1.422189		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	5	14,189,602.24	1.97%	35	4.3801	1.303416		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	6	23,400,473.45	3.25%	35	4.6615	1.752271	Defeased	17	191,769,399.78	26.65%	36	4.1373	NAP
Kentucky	2	4,273,823.27	0.59%	33	4.4500	1.961600	Industrial	10	52,219,033.35	7.26%	36	4.3059	1.851678
Louisiana	1	5,522,212.56	0.77%	36	4.0100	1.905800	Lodging	13	133,940,353.61	18.62%	27	4.5602	1.317272
Michigan	3	20,161,988.27	2.80%	35	4.2744	1.819138	Mixed Use	3	19,454,858.74	2.70%	14	4.6627	0.767745
Minnesota	3	2,120,721.00	0.29%	35	5.0613	2.071725	Multi-Family	1	14,195,966.25	1.97%	34	4.3000	1.692500
Missouri	6	11,295,657.18	1.57%	34	4.4834	2.092816	Office	5	104,711,174.24	14.55%	18	4.6588	1.157290
Montana	1	880,658.00	0.12%	35	4.0500	2.588100	Other	2	3,186,717.00	0.44%	36	4.2166	2.224932
Nebraska	1	2,209,437.12	0.31%	33	4.4500	1.961600	Retail	62	180,093,461.63	25.03%	32	4.4317	1.925360
Nevada	1	3,068,768.90	0.43%	36	4.0100	1.905800	Self Storage	3	19,879,935.63	2.76%	36	4.1256	3.145859
New Mexico	1	699,885.00	0.10%	35	4.0500	2.588100	Totals	116	719,450,900.23	100.00%	30	4.3953	1.640652
New York	4	51,973,547.18	7.22%	28	4.3152	0.510024
North Carolina	2	23,835,000.00	3.31%	35	4.8555	1.673925
Ohio	7	19,265,872.04	2.68%	35	4.4348	2.056354
Oklahoma	3	4,546,187.04	0.63%	33	4.3827	2.066954

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	191,769,399.78	26.65%	36	4.1373	NAP	Defeased	12	191,769,399.78	26.65%	36	4.1373	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	4,821,889.44	0.67%	36	3.8700	4.610300	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	12	122,907,081.53	17.08%	36	4.1242	1.592830	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	13	182,731,852.64	25.40%	33	4.4169	1.668566	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	12	118,743,584.46	16.50%	26	4.6570	1.744736	49 months or greater	51	527,681,500.45	73.35%	28	4.4891	1.610152
	4.751% to 5.000%	8	89,180,262.03	12.40%	9	4.8534	1.071458	Totals	63	719,450,900.23	100.00%	30	4.3953	1.640652
	5.001% to 5.250%	1	637,000.00	0.09%	36	5.1660	1.966600
	5.251% to 5.500%	1	6,319,830.35	0.88%	35	5.4000	2.921300
	5.501% or greater	3	2,340,000.00	0.33%	35	5.5160	1.838836
	Totals	63	719,450,900.23	100.00%	30	4.3953	1.640652
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	191,769,399.78	26.65%	36	4.1373	NAP	Defeased	12	191,769,399.78	26.65%	36	4.1373	NAP
	60 months or less	51	527,681,500.45	73.35%	28	4.4891	1.610152	Interest Only	12	78,147,000.00	10.86%	35	4.5456	2.168921
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	47,916,688.84	6.66%	36	4.5723	0.835948
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	32	401,617,811.61	55.82%	26	4.4682	1.593796
	Totals	63	719,450,900.23	100.00%	30	4.3953	1.640652	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	719,450,900.23	100.00%	30	4.3953	1.640652
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	191,769,399.78	26.65%	36	4.1373	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	47	495,813,272.37	68.92%	28	4.4893	1.583476
	13 months to 24 months	2	15,736,338.64	2.19%	11	4.4062	1.268273
	25 months or greater	2	16,131,889.44	2.24%	36	4.5620	2.763544
	Totals	63	719,450,900.23	100.00%	30	4.3953	1.640652
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310929064	OF	New York	NY	Actual/360	3.610%	84,233.33	0.00	0.00	N/A	03/06/25	--	30,000,000.00	30,000,000.00	03/06/22
1A	310927913				Actual/360	3.610%	126,350.00	0.00	0.00	N/A	03/06/25	--	45,000,000.00	45,000,000.00	03/06/22
2	28000587	RT	Various	Various	Actual/360	4.450%	213,858.10	108,521.91	0.00	N/A	12/06/24	--	61,788,857.34	61,680,335.43	03/06/22
3	301741051	OF	Fairfax	VA	Actual/360	4.844%	123,295.66	85,102.01	0.00	N/A	04/06/20	--	32,722,637.85	32,637,535.84	02/06/22
4	301741057	LO	Newark	DE	Actual/360	4.696%	117,025.39	65,450.50	0.00	03/06/22	03/06/25	--	32,040,293.30	31,974,842.80	03/06/22
5	28000619	MU	San Francisco	CA	Actual/360	4.350%	104,250.71	60,027.18	0.00	N/A	03/06/25	--	30,813,017.26	30,752,990.08	03/06/22
6	310927328	IN	Various	Various	Actual/360	4.010%	95,006.73	55,560.75	0.00	N/A	03/11/25	--	30,461,723.10	30,406,162.35	03/11/22
7	301741041	OF	Ontario	CA	Actual/360	4.489%	96,503.90	53,028.53	0.00	N/A	03/06/25	--	27,640,106.60	27,587,078.07	03/06/22
8	28000637	OF	Denver	CO	Actual/360	4.620%	94,296.06	44,440.83	0.00	N/A	04/06/25	--	26,241,946.59	26,197,505.76	03/06/22
9	310927136	LO	Albany	NY	Actual/360	4.240%	72,290.61	71,662.82	0.00	N/A	03/11/25	--	21,921,006.37	21,849,343.55	02/11/22
10	28000617	IN	Kings Mountain	NC	Actual/360	4.848%	68,890.08	0.00	0.00	02/06/25	02/06/30	--	18,270,000.00	18,270,000.00	03/06/22
11	310927668	LO	Miami	FL	Actual/360	4.240%	55,348.00	33,095.84	0.00	N/A	03/11/25	--	16,783,423.69	16,750,327.85	03/11/22
12	301741036	Various Various		Various	Actual/360	4.050%	53,392.50	0.00	0.00	02/06/25	02/06/45	--	16,950,000.00	16,950,000.00	03/06/22
13	310926741	RT	Syracuse	NY	Actual/360	4.330%	48,567.54	33,377.17	0.00	N/A	03/11/25	--	14,421,242.16	14,387,864.99	11/11/19
14	28000623	IN	Various	SC	Actual/360	5.104%	56,377.72	30,370.62	0.00	N/A	03/06/25	--	14,201,731.68	14,171,361.06	03/06/22
16	301741039	MF	Houston	TX	Actual/360	4.571%	49,932.54	26,704.36	0.00	N/A	03/06/25	--	14,044,843.60	14,018,139.24	03/06/22
17	28000599	MF	Southfield	MI	Actual/360	4.300%	47,566.80	26,663.92	0.00	N/A	01/06/25	--	14,222,630.17	14,195,966.25	03/06/22
18	301741046	MF	Lubbock	TX	Actual/360	4.256%	25,283.18	13,484.75	0.00	N/A	04/06/25	--	7,637,910.65	7,624,425.90	03/06/22
19	301741047	MF	Lubbock	TX	Actual/360	4.256%	21,912.09	11,686.79	0.00	N/A	04/06/25	--	6,619,522.40	6,607,835.61	03/06/22
20	301741022	MF	Atlanta	GA	Actual/360	4.650%	47,376.37	22,492.42	0.00	N/A	12/06/24	--	13,099,456.73	13,076,964.31	03/06/22
21	310926974	SS	San Clemente	CA	Actual/360	4.100%	39,223.33	0.00	0.00	N/A	03/11/25	--	12,300,000.00	12,300,000.00	03/11/22
22	820926404	LO	Virginia Beach	VA	Actual/360	4.480%	37,283.85	24,386.86	0.00	N/A	03/11/25	--	10,700,084.72	10,675,697.86	03/11/22
23	28000634	RT	New York	NY	Actual/360	4.300%	37,388.06	20,759.33	0.00	N/A	03/06/22	--	11,179,153.95	11,158,394.62	07/06/20
24	28000618	OF	Menomonee Falls	WI	Actual/360	4.857%	42,725.41	0.00	0.00	03/06/25	03/06/45	--	11,310,000.00	11,310,000.00	03/06/22
25	301741043	LO	Saint George	UT	Actual/360	4.693%	35,388.53	25,364.35	0.00	N/A	04/06/25	--	9,695,191.85	9,669,827.50	03/06/22
26	310926500	RT	Steamboat Springs	CO	Actual/360	4.470%	33,533.84	22,005.64	0.00	N/A	03/11/25	--	9,645,400.27	9,623,394.63	03/11/22
27	301741032	MF	Indianapolis	IN	Actual/360	4.280%	33,160.91	19,664.75	0.00	N/A	02/06/25	--	9,961,554.38	9,941,889.63	03/06/22
29	301741044	OF	McAllen	TX	Actual/360	4.410%	31,445.22	20,946.04	0.00	N/A	04/06/25	--	9,167,703.63	9,146,757.59	03/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	301741037	LO	Jacksonville	FL	Actual/360	4.380%	29,809.46	20,148.56	0.00	N/A	03/06/25	--	8,750,329.86	8,730,181.30	12/06/21
31	301741035	RT	Various	Various	Actual/360	4.550%	30,391.70	19,555.03	0.00	N/A	02/06/25	--	8,587,921.61	8,568,366.58	03/06/22
34	310924188	RT	Euclid	OH	Actual/360	4.070%	26,505.63	16,825.74	0.00	N/A	12/11/24	--	8,373,136.44	8,356,310.70	03/11/22
35	28000615	MU	New Lenox	IL	Actual/360	4.500%	28,022.24	16,312.73	0.00	N/A	02/06/25	--	8,006,354.32	7,990,041.59	03/06/22
36	301741026	LO	Turlock	CA	Actual/360	4.650%	27,268.88	17,075.89	0.00	N/A	01/06/25	--	7,539,782.63	7,522,706.74	03/06/22
37	28000625	LO	Palmdale	CA	Actual/360	4.721%	26,772.48	16,212.92	0.00	N/A	03/06/25	--	7,291,202.29	7,274,989.37	03/06/22
38	410928011	RT	Temple Terrace	FL	Actual/360	4.160%	23,309.97	15,138.18	0.00	N/A	03/11/25	--	7,204,318.22	7,189,180.04	03/11/22
39	28000608	MU	Denver	CO	Actual/360	4.850%	26,029.92	13,546.97	0.00	N/A	02/06/20	--	6,900,420.10	6,886,873.13	01/06/20
40	28000616	LO	Punta Gorda	FL	Actual/360	5.400%	26,623.03	18,986.71	0.00	N/A	02/06/25	--	6,338,817.06	6,319,830.35	03/06/22
41	28000621	OF	Indianapolis	IN	Actual/360	4.287%	23,313.85	13,003.12	0.00	N/A	03/06/25	--	6,992,057.69	6,979,054.57	03/06/22
42	28000611	RT	Stanley	KS	Actual/360	4.650%	21,442.01	13,363.47	0.00	N/A	02/06/25	--	5,928,667.51	5,915,304.04	03/06/22
43	28000632	RT	Overland Park	KS	Actual/360	4.900%	22,059.05	11,907.46	0.00	N/A	03/06/25	--	5,788,088.88	5,776,181.42	03/06/22
45	301741038	LO	Fairburn	GA	Actual/360	4.518%	16,915.69	15,381.88	0.00	N/A	03/06/25	--	4,813,799.34	4,798,417.46	03/06/22
46	28000610	RT	Jacksonsville	NC	Actual/360	4.880%	21,122.27	0.00	0.00	02/06/25	02/06/45	--	5,565,000.00	5,565,000.00	03/06/22
47	28000609	RT	Shawnee	KS	Actual/360	4.800%	16,793.69	14,148.15	0.00	N/A	02/06/25	--	4,498,311.15	4,484,163.00	03/06/22
48	28000622	LO	Lithia Springs	GA	Actual/360	4.900%	16,260.81	16,175.07	0.00	N/A	03/06/25	--	4,266,683.71	4,250,508.64	03/06/22
49	301741042	MU	Brooklyn	NY	Actual/360	4.665%	16,647.36	10,212.52	0.00	N/A	04/06/25	--	4,588,156.54	4,577,944.02	03/06/22
50	410927491	SS	Roseville	CA	Actual/360	4.050%	14,591.03	9,904.39	0.00	N/A	02/11/25	--	4,632,074.44	4,622,170.05	03/11/22
51	410927019	RT	Reedley	CA	Actual/360	3.870%	14,540.85	8,956.71	0.00	N/A	03/11/25	--	4,830,846.15	4,821,889.44	03/11/22
52	301741024	LO	Lithia Springs	GA	Actual/360	4.746%	15,270.69	13,223.68	0.00	N/A	12/06/24	--	4,136,903.87	4,123,680.19	03/06/22
53	610928130	RT	Lenexa	KS	Actual/360	4.430%	14,639.57	9,733.36	0.00	N/A	03/11/25	--	4,248,826.60	4,239,093.24	03/11/22
54	28000630	RT	Hilliard	OH	Actual/360	4.680%	16,307.20	0.00	0.00	03/06/25	03/06/45	--	4,480,000.00	4,480,000.00	03/06/22
55	301741040	RT	Southfield	MI	Actual/360	4.150%	11,122.60	6,863.22	0.00	N/A	03/06/25	--	3,445,900.73	3,439,037.51	03/06/22
56	28000631	RT	Weathersfield Townshi OH		Actual/360	4.680%	13,249.60	0.00	0.00	03/06/25	03/06/45	--	3,640,000.00	3,640,000.00	03/06/22
57	28000626	RT	New Port Richey	FL	Actual/360	4.622%	11,070.98	6,917.62	0.00	N/A	03/06/25	--	3,079,643.28	3,072,725.66	03/06/22
58	410927610	SS	Panama City	FL	Actual/360	4.350%	10,027.75	6,101.35	0.00	N/A	03/11/25	--	2,963,866.93	2,957,765.58	03/11/22
59	410927378	RT	Davison	MI	Actual/360	4.300%	8,471.03	5,880.24	0.00	N/A	03/11/25	--	2,532,864.75	2,526,984.51	03/11/22
60	410926740	RT	Millington	TN	Actual/360	4.150%	7,565.72	5,559.07	0.00	N/A	02/11/25	--	2,343,941.96	2,338,382.89	03/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
61	410926746	RT	Highland	IL	Actual/360	4.150%	7,495.67	5,507.59	0.00	N/A	02/11/25	--	2,322,239.23	2,316,731.64	03/11/22
62	410927825	98	Gahanna	OH	Actual/360	4.250%	8,776.25	0.00	0.00	N/A	03/11/25	--	2,655,000.00	2,655,000.00	03/11/22
63	410927921	RT	Pensacola	FL	Actual/360	4.170%	6,803.35	6,897.00	0.00	N/A	03/11/25	--	2,097,642.65	2,090,745.65	03/11/22
65	28000612	RT	Iberia	MO	Actual/360	5.516%	3,762.52	0.00	0.00	02/06/25	02/06/35	--	877,000.00	877,000.00	03/06/22
66	28000614	RT	Pine Island	MN	Actual/360	5.516%	3,234.83	0.00	0.00	02/06/25	02/06/35	--	754,000.00	754,000.00	03/06/22
67	28000613	RT	Isle	MN	Actual/360	5.516%	3,041.77	0.00	0.00	02/06/25	02/06/35	--	709,000.00	709,000.00	03/06/22
68	28000629	RT	Wheaton	MO	Actual/360	5.166%	2,559.47	0.00	0.00	03/06/25	03/06/35	--	637,000.00	637,000.00	03/06/22
Totals							2,463,725.38	1,208,336.00	0.00				720,659,236.23	719,450,900.23
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	10,627,102.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1,495,873.00	525,181.00	01/01/21	06/30/21	08/11/21	11,624,341.92	217,733.50	71,593.11	71,593.11	0.00	0.00
4	345,964.00	1,516,495.50	01/01/21	09/30/21	08/11/21	0.00	65,171.67	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	3,387,724.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	789,987.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,691,912.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	(549,005.00)	01/01/21	09/30/21	05/11/21	0.00	0.00	143,612.44	143,612.44	0.00	0.00
10	1,571,966.06	1,196,571.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,556,724.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,790,630.51	1,430,208.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	1,468,565.47	01/01/21	09/30/21	09/13/21	0.00	0.00	81,640.18	2,287,454.84	392,392.94	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,614,452.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,566,930.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	732,679.00	2,390,356.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	732,222.00	186,138.00	01/01/20	03/31/20	08/11/21	468,098.11	13,523.35	56,353.07	1,145,593.87	390,296.91	0.00
24	1,182,025.00	295,507.00	01/01/19	03/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
25	849,249.25	1,459,423.03	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,352,099.72	806,305.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	531,341.64	1,138,465.45	01/01/21	09/30/21	08/11/21	0.00	0.00	49,773.24	149,435.67	0.00	0.00
31	925,718.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	846,004.21	183,623.16	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,385,075.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,380,576.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	873,158.83	789,311.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	(165,011.64)	56,258.74	01/01/21	09/30/21	08/11/21	121,814.51	40,286.02	38,815.40	980,993.49	114,313.06	0.00
40	1,086,512.23	1,734,441.64	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	657,652.98	360,188.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,053,554.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	623,468.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,160,680.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	517,609.95	258,804.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	516,333.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	910,265.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	162,503.00	01/01/20	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,013,809.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1,058,774.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	289,052.76	838,095.09	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	467,383.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	387,030.00	193,515.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	437,234.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	315,250.00	157,625.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	637,994.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	379,811.43	338,612.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	279,873.00	209,904.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	277,200.00	207,900.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	247,500.00	185,625.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	330,252.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	91,467.12	45,733.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	78,629.17	39,315.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	74,205.00	37,102.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	66,801.96	33,400.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	53,022,754.05	17,696,174.00				12,214,254.54	336,714.54	441,787.44	4,778,683.42	897,002.91	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 32

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/22	0	0.00	1	8,730,181.30	1	14,387,864.99	0	0.00	1	6,886,873.13	0	0.00	0	0.00	0	0.00	4.395322%	4.319213%	30
02/17/22	0	0.00	0	0.00	3	34,350,725.97	0	0.00	1	6,900,420.10	0	0.00	0	0.00	0	0.00	4.395485%	4.319340%	31
01/18/22	0	0.00	0	0.00	3	34,412,377.47	0	0.00	2	6,911,133.41	0	0.00	0	0.00	1	4,727,475.38	4.395618%	4.319441%	32
12/17/21	0	0.00	0	0.00	5	61,270,092.33	0	0.00	2	11,669,950.39	0	0.00	0	0.00	0	0.00	4.397802%	4.321861%	33
11/18/21	0	0.00	0	0.00	4	52,620,576.47	0	0.00	2	11,702,715.78	0	0.00	0	0.00	0	0.00	4.397948%	4.321971%	34
10/18/21	0	0.00	1	22,176,944.82	4	39,389,948.50	0	0.00	2	11,733,795.78	2	41,830,203.58	1	5,000,000.00	0	0.00	4.398084%	4.322072%	35
09/17/21	1	22,242,308.76	1	32,310,021.89	4	39,475,877.04	0	0.00	2	11,766,309.00	0	0.00	0	0.00	0	0.00	4.401249%	4.323837%	36
08/17/21	0	0.00	0	0.00	6	94,223,154.87	0	0.00	2	11,797,129.47	0	0.00	0	0.00	0	0.00	4.401365%	4.323927%	37
07/16/21	0	0.00	1	22,367,113.41	5	72,050,246.21	0	0.00	2	11,827,824.19	0	0.00	0	0.00	0	0.00	4.401480%	4.324016%	38
06/17/21	1	22,431,807.79	0	0.00	5	72,190,681.55	0	0.00	2	11,859,966.04	0	0.00	0	0.00	0	0.00	4.401604%	4.324113%	39
05/17/21	0	0.00	0	0.00	6	94,815,173.12	0	0.00	2	11,890,404.33	1	32,519,429.82	0	0.00	0	0.00	4.401718%	4.324201%	40
04/16/21	0	0.00	0	0.00	6	95,018,836.34	0	0.00	1	7,009,257.64	0	0.00	0	0.00	0	0.00	4.401840%	4.324296%	41
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 32

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	301741051	02/06/22	0	5	71,593.11	71,593.11	7,000.00	33,969,554.46	04/15/20	13
9	310927136	02/11/22	0	A	143,612.44	143,612.44	28,813.34	21,921,006.37	04/16/20	9
13	310926741	11/11/19	27	6	81,640.18	2,287,454.84	475,805.06	15,167,449.69	05/08/19	13
23	28000634	07/06/20	19	5	56,353.07	1,145,593.87	756,785.21	11,497,770.46	08/12/19	2
30	301741037	12/06/21	2	2	49,773.24	149,435.67	12,821.03	8,784,048.37	06/22/20	1
39	28000608	01/06/20	25	5	38,815.40	980,993.49	653,603.34	7,167,068.94	02/04/20	7			10/14/20
Totals					441,787.44	4,778,683.42	1,934,827.98	98,506,898.29
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 32

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		50,682,804	0	43,795,930		6,886,873
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		541,751,800	518,633,754	23,118,046		0
37 - 48 Months		63,824,296	63,824,296		0	0
49 - 60 Months		0	0		0	0
> 60 Months		63,192,000	63,192,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	719,450,900	645,650,050	0	8,730,181	25,546,260	6,886,873
Feb-22	720,659,236	646,685,452	32,722,638	0	34,350,726	6,900,420
Jan-22	721,651,926	647,534,184	0	32,794,231	34,412,377	6,911,133
Dec-21	727,388,939	626,331,518	0	0	89,387,471	11,669,950
Nov-21	728,465,911	635,971,037	0	0	80,792,158	11,702,716
Oct-21	729,467,400	627,944,947	0	22,176,945	67,611,713	11,733,796
Sep-21	735,516,509	596,466,554	22,242,309	32,310,022	72,731,316	11,766,309
Aug-21	736,489,324	597,184,542	0	0	127,507,652	11,797,129
Jul-21	737,458,392	597,899,777	0	22,367,113	105,363,678	11,827,824
Jun-21	738,496,353	598,667,167	22,431,808	0	105,537,413	11,859,966
May-21	739,457,693	599,376,713	0	0	128,190,576	11,890,404
Apr-21	740,488,202	638,460,108	0	0	95,018,836	7,009,258
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 32

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	301741051	32,637,535.84	33,969,554.46	29,200,000.00	07/23/21	391,958.50	0.40950	06/30/21	04/06/20	275
4	301741057	31,974,842.80	31,974,842.80	37,800,000.00	07/22/21	1,152,901.50	0.35100	09/30/21	03/06/25	275
9	310927136	21,849,343.55	21,921,006.37	29,600,000.00	05/06/21	(1,168,435.00)	(0.90180)	09/30/21	03/11/25	215
13	310926741	14,387,864.99	15,167,449.69	17,600,000.00	08/10/21	1,345,753.87	1.82470	09/30/21	03/11/25	275
23	28000634	11,158,394.62	11,497,770.46	13,400,000.00	06/30/21	176,902.00	1.01410	03/31/20	03/06/22	275
30	301741037	8,730,181.30	8,784,048.37	15,800,000.00	07/07/21	1,044,720.70	2.32350	09/30/21	03/06/25	275
39	28000608	6,886,873.13	7,167,068.94	9,200,000.00	07/20/21	(168,620.26)	(0.47330)	09/30/21	02/06/20	275
49	301741042	4,577,944.02	4,577,944.02	7,400,000.00	01/22/15	152,120.00	1.88780	03/31/20	04/06/25	275
Totals		132,202,980.25	135,059,685.11	160,000,000.00		2,927,301.31

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 32

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	301741051	OF	VA	04/15/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan is currently in maturity default. Lender and Borrower executed a forbearance. Lender received a $5M paydown and extended

	forbearance period to 4/30/2023. Loan will continue to be monitored by the Special Servicer.

4	301741057	LO	DE	04/24/20	9

The Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower and Special Servicer have finalized a COVID relief agreement. CMA finalization is in process.

9	310927136	LO	NY	04/16/20	9

The Loan transferred for Imminent Monetary Default at Borrower's request due to the impact of COVID-19 on Property cash flow. The loan was brought current as of December 2021. The loan continues to perform in accordance with the terms

	under the settlement agreement.

13	310926741	RT	NY	05/08/19	13
	The Loan was transferred for Imminent Non-Monetary Default. The Borrower and Special Servicer are in discussions regarding a potential bring current. The special servicer is dual tracking this Loan.

23	28000634	RT	NY	08/12/19	2

We have filed suit for foreclosure. We are in negotiations with Borrower's counsel about a resolution. Borrower filed a motion to dismiss which the court denied; they have appealed. Mediation on October 6th did not resolve case. Our MSJ

	remains pending wi th a May hearing.

30	301741037	LO	FL	06/22/20	1
	The Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower and Special Servicer have closed on a COVID relief agreement.

© 2021 Computershare. All rights reserved. Confidential.						Page 26 of 32

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
39	28000608	MU	CO	02/04/20	7
Took title to the property in October 2020 via DIL. We will work with the PMC to stabilize occupancy. Plan is to sell the property in Q1 2023.

49	301741042	MU	NY	12/23/21	13

The Loan transferred due to Borrower's failure to timely file financial reports. A PNL has been executed and the Borrower is in the process of compiling all past due reporting. Special Servicer is processing a request for approval of a major lease.

The Lo an is current.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 32

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	301741051	38,969,554.46	4.84444%	38,969,554.46 4.84444%		1	09/13/21	04/06/20	--
4	301741057	33,244,944.23	4.69600%	33,244,944.23 4.69600%		10	05/05/21	05/05/21	--
30	301741037	9,102,484.69	4.38000%	9,038,510.00 4.38000%		10	10/05/21	10/06/21	--
Totals		81,316,983.38		81,253,008.69
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 28 of 32

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
44	28000633 01/18/22	4,748,148.23	4,000,000.00	6,461,540.58	917,512.67	6,461,540.58	5,544,027.91	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,748,148.23	4,000,000.00	6,461,540.58	917,512.67	6,461,540.58	5,544,027.91	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 32

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
44	28000633	01/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 30 of 32

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	6,362.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	6,230.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	1,558.25	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	3,500.00	0.00	0.00	454.77	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	30,092.80	0.00	0.00	2,013.02	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		32,105.82

© 2021 Computershare. All rights reserved. Confidential.												Page 31 of 32

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 32 of 32